Stock Options:	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Stock Option Note Disclosure [Text Block]
Note 9 – Stock Options:

The Board adopted, with the approval of the Company’s stockholders, the 2013 Equity Incentive Plan (the “2013 Plan”), which provided for the issuance of incentive awards of up to 218,750 shares of Common Stock (until it was amended as provided below) to officers, key employees, consultants and directors.

On July 23, 2014, the Company’s Board approved an increase in the total number of shares available under the 2013 Plan by 93,750 to 312,500 shares. The increase was subsequently approved by the Company’s stockholders on June 9, 2015.

The following is a summary of stock option activity under the stock option plans for the nine months ended September 30, 2016:

			Weighted-
			Average
		Weighted-	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of	Exercise	Term	Value
	Shares	Price	(Years)	(in thousands)
Options outstanding at January 1, 2016	268,218	$42.24	7.5	$0
Options granted	43,750	$19.20
Less options forfeited	(8,764)	$21.12
Less options expired/cancelled	(625)	$56.32
Less options exercised	-	$-
Options outstanding at September 30, 2016	302,579	$39.68	7.8	$0
Options exercisable at September 30, 2016	234,885	$43.52	7.2	$0

In connection with the resignations of Mr. Ramat as President, Chief Executive Officer and director and of Mr. Freiman and Mr. Haft as directors, the Company entered into separation agreements, dated August 4, 2016, with each of Mr. Ramat, Mr. Freiman and Mr. Haft. Pursuant to such separation agreements, each of Mr. Ramat’s, Mr. Freiman’s and Mr. Haft’s (i) outstanding unvested stock options, totaling 40,511 in the aggregate, immediately vested and (ii) vested options shall continue to be exercisable for a period of ten (10) years following the respective dates of grant of such options (See Note 4 above.)

The following is a summary of stock options outstanding under the plans as of September 30, 2016:

				Stock Options
	Stock Options Outstanding			Exercisable
		Weighted Avg.	Weighted Avg.		Weighted Avg.
Range of	Number of	Contractual Life	Exercise	Number of	Exercise
Exercise Prices	Shares	(years)	Price	Shares	Price
$ 0.32 - $22.72	60,253	9.33	$19.20	20,411	$19.52
$25.60 - $32.00	95,689	7.76	$29.76	74,923	$29.44
$35.52 - $49.60	35,000	7.55	$42.24	31,076	$41.28
$52.48 - $71.04	111,637	7.08	$58.24	108,475	$58.24
	302,579	7.80	$43.52	234,885	$44.48

As of September 30, 2016, there were approximately $1.1 million of total unrecognized compensation costs related to unvested stock options and restricted stock. These costs are expected to be recognized over a weighted average period of 2.68 years.

The Company used the Black-Scholes valuation model to calculate the fair value of stock options. Stock-based compensation expense is recognized over the vesting period using the straight-line method.

The fair value of stock options issued for the nine months ended September 30, 2016 was estimated at the grant date using the following weighted average assumptions: Dividend yield 0%; Volatility 89.50%; Risk-free interest rate 1.60%; weighted average grant date fair value of $12.80 per share. There is no current allowance for forfeitures.

The total stock option-based compensation recorded as operating expense was $964,779 and $387,227 for the nine months ended September 30, 2016 and 2015, respectively. For the three months ending September 30, 2016, the totals were $550,092 and $142,212, respectively. All of the stock option-based compensation expense was classified as stock based compensation expense. On September 28, 2015, the Company’s Board amended the option agreements granted to all its officers and directors to clarify that the options were to be deemed non-qualified stock options.

Note 10 – Stock Options:

Our Board of Directors adopted, and our stockholders approved, the 2013 Plan, which provided for the issuance of incentive awards of up to 218,750 shares of the Company’s common stock (until it was amended as provided below) to officers, key employees, consultants and directors.

On January 23, 2014, the Company issued, under the 2013 Plan, 9,375 options to three employees, each with a term of ten years, exercisable at $56.32 per common share. 3,097 of these options vest 25% per year, with accelerated vesting of 25% upon a termination without cause or for good reason, with the remaining 5,469 vesting 20% per year. On March 21, 2014, the Company issued, under the 2013 Plan, 938 options to one employee with a term of ten years, exercisable at $73.60 per common share and vests 20% per year commencing on March 31, 2015.

On July 16, 2014, the Company issued incentive stock options to purchase 1,563 shares of common stock under the 2013 Plan to one employee with a term of ten years, exercisable at $39.68 per common share which vest 20% per year commencing July 16, 2015.

On July 23, 2014, the Company’s Board, and on June 9, 2015, the stockholders, approved increasing the total shares available under the 2013 Plan by 93,750 to 312,500.

Also, on July 23, 2014, the Board granted non-qualified stock options to three directors, each in the amount of 3,125 shares of common stock; 1,563 of which have an exercise price equal to $35.52 per share, which vested on the date of the grant hereof; and 1,562 of which have an exercise price equal to two times the value of the exercise price of the first 1,563 options, or $71.04 per share, which vest daily over four (4) years (assuming continued service on behalf of the Company), up to 25% per year, until the grant is fully vested on July 23, 2018.

On September 12, 2014, the Board granted the Company’s Chief Executive Officer and Chairman non-qualified options to purchase 7,813 and 1,563 shares of the Company’s common stock, respectively, which have an exercise price of $19.20 per share, are fully vested upon grant and have a term of ten years. Also, the Board granted 9,375 non-qualified stock options to a newly appointed director with a term of ten years, exercisable at $19.20 per share and vesting daily over five years commencing September 12, 2014.

On March 19, 2015, the Company issued stock options to purchase 625 shares of the Company’s common stock to one employee with a term of ten years, exercisable at $37.44 per share and vesting 20% per year commencing March 19, 2016. In addition, the Company issued stock options to purchase 1,563 shares of the Company’s common stock to one consultant with a term of ten years, exercisable at $37.44 per share and vesting over four years beginning September 15, 2014. As of September 30, 2015, the consultant’s options terminated with no vested options exercised based upon the consultant not renewing their consulting agreement with the Company.

On November 17, 2015, the Company issued stock options to purchase 3,125 shares of the Company’s common stock to our President and Chief Executive Officer with a term of ten years, exercisable at $19.20 per share, vested immediately upon grant. In addition, on November 19, 2015, the Company issued stock options to purchase a total of 33,594 shares of the Company’s common stock with a term of ten years, exercisable at $25.60 per share vesting 25% on the issuance date and 25% each anniversary for three years. Of the total, 18,750 options to purchase to our President and Chief Executive Officer, 6,250 to the Company’s Chairman of the Board, 1,563 each to two directors, 3,125 to our Chief Financial Officer and 2,344 to two employees.

The following is a summary of stock option activity under the stock option plans for the years ended December 31, 2015 and 2014:

			Weighted-
			Average
		Weighted-	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of	Exercise	Term	Value
	Shares	Price	(Years)	(in thousands)
Options outstanding at December 31, 2013	195,311	$47.36	8.9	$2,605
Options granted	73,437	$41.28
Less options forfeited	(25,962)	$56.64
Less options exercised	0	$0.00
Options outstanding at December 31, 2014	242,786	$44.80	8.5	$255
Options granted	38,907	$25.60
Less options forfeited	(10,938)	$32.64
Less options expired	(2,540)	$44.80
Less options exercised	0	$0.00
Options outstanding at December 31, 2015	268,218	$42.24	8.2	$0
Options exercisable at December 31, 2015	180,523	$45.12	7.5	$0

The following is a summary of stock options outstanding under the plans as of December 31, 2015:

				Stock Options
	Stock Options Outstanding			Exercisable
		Weighted Avg.	Weighted Avg.		Weighted Avg.
Range of	Number of	Contractual Life	Exercise	Number of	Exercise
Exercise Prices	Shares	(years)	Price	Shares	Price
$ 0.32 - $22.72	23,438	8.86	$19.52	16,503	$19.52
$25.60 - $32.00	97,518	8.44	$29.76	41,981	$30.72
$35.52 - $49.60	35,000	8.24	$42.24	24,487	$39.36
$52.48 - $71.04	112,262	7.80	$58.24	97,552	$56.96
	268,218	8.18	$42.24	180,523	$45.12

The weighted-average grant-date fair value of stock options granted during the years ended December 31, 2015 and 2014 was $14.72, and $27.52, respectively.

As of December 31, 2015, there were approximately $1.9 million of total unrecognized compensation costs related to unvested stock options and restricted stock. These costs are expected to be recognized over a weighted average period of 2.77 years.

The Company used the Black-Scholes valuation model to calculate the fair value of stock options. Stock-based compensation expense is recognized over the vesting period using the straight-line method.

The fair value of stock options issued for the year ended December 31, 2015 was estimated at the grant date using the following weighted average assumptions: Dividend yield 0%; Volatility 90.11%; Risk-free interest rate 2.23%; weighted average grant date fair value of $14.72 per share. There is no current allowance for forfeitures.

The total stock option-based compensation recorded as operating expense was $722,934 and $1,203,663 for the years ended December 31, 2015 and 2014, respectively. All of the stock option-based compensation expense was classified as stock based compensation expense. On September 28, 2015, the Company’s Board of Directors amended the option agreements granted to all its officers and directors to clarify that the options were to be deemed non-qualified stock options.